Common, subordinated and preferred units (Details) - shares		1 Months Ended	12 Months Ended
	Dec. 07, 2016	Dec. 16, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Common And Subordinated Units [Line Items]
Offering	6,000,000
Option exercises		17.60
Common Unit Public [Member]
Common And Subordinated Units [Line Items]
Begining Balance			17,648,844	17,639,039	11,040,000
Awards to non-employee directors as compensation for directors' fees			8,840	9,805	10,650
Offering				0	6,000,000
Option exercises					588,389
ATM program			253,106
Ending Balance			17,944,701	17,648,844	17,639,039
Common Unit Public [Member] | Director [Member]
Common And Subordinated Units [Line Items]
Awards to non-employee directors as compensation for directors' fees			2,210
Common Unit Public [Member] | Phantom Share Units (PSUs) [Member]
Common And Subordinated Units [Line Items]
Phantom units issued			17,079
Common Unit Public [Member] | Units issued to staff at Höegh LNG [Member]
Common And Subordinated Units [Line Items]
Units issued to staff at Höegh LNG			14,622
Common units Hoegh LNG [Member]
Common And Subordinated Units [Line Items]
Begining Balance			2,116,060	2,116,060	2,116,060
Awards to non-employee directors as compensation for directors' fees			0	0	0
Offering				0	0
Option exercises					0
Units issued to staff at Höegh LNG			(14,622)
ATM program			0
Ending Balance			2,101,438	2,116,060	2,116,060
Common units Hoegh LNG [Member] | Director [Member]
Common And Subordinated Units [Line Items]
Awards to non-employee directors as compensation for directors' fees			0
Common units Hoegh LNG [Member] | Phantom Share Units (PSUs) [Member]
Common And Subordinated Units [Line Items]
Phantom units issued			0
Subordinated Units Hoegh LNG [Member]
Common And Subordinated Units [Line Items]
Begining Balance			13,156,060	13,156,060	13,156,060
Awards to non-employee directors as compensation for directors' fees			0	0	0
Offering				0	0
Option exercises					0
ATM program			0
Ending Balance			13,156,060	13,156,060	13,156,060
Subordinated Units Hoegh LNG [Member] | Director [Member]
Common And Subordinated Units [Line Items]
Awards to non-employee directors as compensation for directors' fees			0
Subordinated Units Hoegh LNG [Member] | Phantom Share Units (PSUs) [Member]
Common And Subordinated Units [Line Items]
Phantom units issued			0
Subordinated Units Hoegh LNG [Member] | Units issued to staff at Höegh LNG [Member]
Common And Subordinated Units [Line Items]
Awards to non-employee directors as compensation for directors' fees			0
8.75% Series A Preferred Units [Member]
Common And Subordinated Units [Line Items]
Begining Balance			4,600,000	0	0
Awards to non-employee directors as compensation for directors' fees			0	0	0
Offering				4,600,000	0
Option exercises					0
ATM program			1,529,070
Ending Balance			6,129,070	4,600,000	0
8.75% Series A Preferred Units [Member] | Director [Member]
Common And Subordinated Units [Line Items]
Awards to non-employee directors as compensation for directors' fees			0
8.75% Series A Preferred Units [Member] | Phantom Share Units (PSUs) [Member]
Common And Subordinated Units [Line Items]
Phantom units issued			0
8.75% Series A Preferred Units [Member] | Units issued to staff at Höegh LNG [Member]
Common And Subordinated Units [Line Items]
Awards to non-employee directors as compensation for directors' fees			0